Share-Based Payment (Details 1)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Dividend yield (%)	0.00%	0.00%	0.00%
Expected volatility of the share prices (%)	76.00%
Risk-free interest rate (%)	0.60%
Bottom of Range [Member]
IfrsStatementLineItems [Line Items]
Expected volatility of the share prices (%)		88.00%	78.00%
Risk-free interest rate (%)		2.52%	1.92%
Top of Range [Member]
IfrsStatementLineItems [Line Items]
Expected volatility of the share prices (%)		95.00%	84.00%
Risk-free interest rate (%)		2.70%	2.63%